Trade and other receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Decrease In trade receivables	€ 622
Net trade receivables	12,562	€ 13,184
Increase in receivables from joint ventures in exploration and production activities	389
Other receivables	2,058	1,802
Trade and other current receivables	16,901	16,551
Counterparty risk mitigation	3,292	3,493
Prepayments for services and suppliers	362	358
Gas take-or-pay contracts
Trade and other receivables
Other receivables	243	231
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,785)	(2,338)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	2,296	2,269
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,162)	(1,668)
US Dollars
Trade and other receivables
Trade and other current receivables	7,270	6,041
Euro
Trade and other receivables
Trade and other current receivables	9,173	9,915
Egyptian state oil companies
Trade and other receivables
Net trade receivables	1,256	1,156
PDVSA | Venezuela
Trade and other receivables
Other receivables	690	600
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(409)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	136	160
Utilizations	(85)	(140)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	243	342
Utilizations	(324)	(485)
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	170
Utilizations against charges	112
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	150	238
Global Gas & LNG Portfolio and Power
Trade and other receivables
Decrease In trade receivables	263
Global Gas & LNG Portfolio | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	49
Plenitude
Trade and other receivables
Decrease In trade receivables	106
Plenitude | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	136
Plenitude | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	92	78
Plenitude | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	64	€ 90
Enilive
Trade and other receivables
Decrease In trade receivables	€ 334